Equity - Addition to service and perfomance based award (Details) - Sunlight	Jun. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	51,900
Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	39,947
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	11,953
C-2AD Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	691
C-2AD Units | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	691
C-3AD Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	51,209
C-3AD Units | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	39,947
C-3AD Units | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	11,262